As filed with the Securities and Exchange Commission on December 16, 2016

No. 333-191019

No. 811-22883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 8 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 13 ☒

(Check appropriate box or boxes.)

___________________________________

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 426-7040

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to Kellen Carter, Esq. Chief Compliance Officer ARK Investment Management LLC 155 West 19th Street, Fifth Floor New York, NY 10011	With a copy to: Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box):

[x]       immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]       on _______________ pursuant to paragraph (b) of Rule 485

[ ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]       on _______________ pursuant to paragraph (a)(1) of Rule 485

[ ]       75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]       on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 16th day of December, 2016.

ARK ETF Trust

By:  /s/ Kellen Carter

Kellen Carter, Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Scott R. Chichester* Scott R. Chichester	Trustee	December 16, 2016

/s/ Darlene T. DeRemer* Darlene T. DeRemer	Trustee	December 16, 2016

/s/ Robert G. Zack* Robert G. Zack	Trustee	December 16, 2016

/s/ Catherine D. Wood Catherine D. Wood	Trustee, Chief Executive Officer and Chief Investment Officer	December 16, 2016

/s/ Kellen Carter Kellen Carter	Chief Compliance Officer	December 16, 2016

/s/ William C. Cox William C. Cox	Treasurer and Chief Financial Officer	December 16, 2016

* By: /s/ Kellen Carter Kellen Carter, Attorney-in-fact		December 16, 2016

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase